Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Pharmaceuticals Portfolio - Select Pharmaceuticals Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	41.36%
Annual Return 2014	23.82%
Annual Return 2015	8.19%
Annual Return 2016	(16.27%)
Annual Return 2017	10.69%
Annual Return 2018	5.81%
Annual Return 2019	31.63%
Annual Return 2020	11.07%
Annual Return 2021	11.82%
Annual Return 2022	0.98%